UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended : September 30, 2007

Check here if Amendment [ ];  Amendment Number:_______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Name:             Credit Agricole Asset Management Group
Address:          90 boulevard Pasteur
                  75015 Paris
                  France

Form 13F File Number:  28-11416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alain Seuge
Title:   Head of Group Compliance, Credit Agricole S.A.
Phone:   33.1.43.23.40.80

Signature, Place, and Date of Signing



/s/Alain Seuge                      Paris, France             November 13, 2007
----------------------              --------------------      -----------------
[Signature]                         [City, State]             [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE; (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name
         28-11373                   Credit Agricole S.A.